CERTAIN LIABILITY ACCOUNTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Liabilities [Abstract]
Schedule Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities as of September 30, 2022 and December 31, 2021 were as follows (in thousands):

	September 30, 2022	December 31, 2021
Cash election consideration payable	5,000	—
Deferred revenue	2,381	4,524
Deferred rent	2,040	1,573
Payroll and other employee costs	1,678	2,196
Accrued transaction costs	940	1,750
Sales tax payable	737	1,113
Accrued interest	456	—
Other accrued expenses and current liabilities	3,103	2,862

Total	16,335	14,018

Schedule of Other Long-term Liabilities
Other long-term liabilities as of September 30, 2022 and December 31, 2021 were as follows (in thousands):

	September 30, 2022	December 31, 2021
Deferred transaction costs payable	10,979	—
Cash election consideration payable	3,865	—
Standby agreement derivative liability	1,900	—
Deferred PIPE issuance costs payable	1,160	—
Warrant liability	—	561
Other long-term liabilities	84	173

Total	17,988	734